Basis of Presentaton and Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022 USD ($)		Sep. 30, 2021 USD ($)	[1]	Sep. 30, 2022 USD ($) SEGMENT		Sep. 30, 2021 USD ($)		Dec. 31, 2021 USD ($) SEGMENT		Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Number of operating segments | SEGMENT					1				1
Equity Method Investments	$ 0				$ 0				$ 0
Finite lived intangible assets useful lives					8 years				8 years
Impairment of long lived assets					$ 0		$ 0		$ 0		$ 0
Claims recovery service income	5,748,000	[1]	$ 2,439,000		$ 17,795,000	[1]	$ 9,213,000	[1]	14,500,000	[2]	$ 13,632,000	[2]
Specific Contract [Member]
Accounting Policies [Line Items]
Claims recovery service income	$ 5,000,000
Up-C Unit Holders [Member] | Class A Common Stock [Member]
Accounting Policies [Line Items]
Non-controlling interests ownership percentage	99.76%				99.76%
Class V Shareholders [Member] | Class A Common Stock [Member]
Accounting Policies [Line Items]
Non-controlling interests ownership percentage	97.70%				97.70%
ASU 2019-12
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022				Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]	true				true
ASU 2020-04
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022				Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]	true				true
ASU 2020-06
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022				Jan. 01, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]	false				false
ASU 2022-03
Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jun. 30, 2022				Jun. 30, 2022
Change in accounting principle, accounting standards update, immaterial effect [true false]	false				false
Change in accounting principle, accounting standards update, early adoption [true false]	true				true
Virage Recovery Master LP [Member] | Servicing Agreement [Member]
Accounting Policies [Line Items]
Reserved for the payment of service fees									$ 30,700,000
Minimum [Member]
Accounting Policies [Line Items]
Equity method ownership percentage for entities that track separate capital accounts	3.00%				3.00%				3.00%
Minimum [Member] | Equity Method Investment Investee [Member]
Accounting Policies [Line Items]
Equity method investments ownership percentage	20.00%				20.00%				20.00%
Maximum [Member]
Accounting Policies [Line Items]
Equity method ownership percentage for entities that track separate capital accounts	5.00%				5.00%				5.00%
Maximum [Member] | Equity Method Investment Investee [Member]
Accounting Policies [Line Items]
Equity method investments ownership percentage											20.00%
Fair Value, Inputs, Level 2 [Member]
Accounting Policies [Line Items]
Assets at fair value	$ 0				$ 0				$ 0		$ 0
Liabilities at fair value	0				0				0		0
Fair Value, Inputs, Level 3 [Member]
Accounting Policies [Line Items]
Assets at fair value	0				0				0		0
Liabilities at fair value	$ 0				$ 0				$ 0		$ 0

[1]	For the three and nine months ended September 30, 2022 and 2021, claims recovery service income included $0 million and $10.6 million, respectively, and $1.7 million and $7.0 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM MSP”). See Note 13, Related Party, for further details.
[2]	For the years ended December 31, 2021 and 2020, claims recovery service income included $11.5 million and $13.1 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.